TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities	Significant components of the Company's deferred tax assets and liabilities are as follows :

	December 31,
	2021	2020
Deferred tax assets:
Net operating losses carryforward and tax credits	$50,551	$42,154
Intra-entity transfer of certain intangible assets (*)	18,986	20,734
Operating leases liabilities	22,454	24,286
Share based payments	28,721	20,330
Research and development costs	21,643	9,210
Reserves, allowances and other	47,405	46,943
Deferred tax assets before valuation allowance	189,760	163,657
Valuation allowance	(10,464)	(10,227)
Deferred tax assets	179,296	153,430

Deferred tax liabilities:
Acquired intangibles	(59,678)	(81,320)
Operating lease right-of-use assets	(19,001)	(20,419)
Acquired deferred revenue	(1,907)	(1,785)
Internal use software and other fixed assets	(16,835)	(19,168)
Prepaid compensation expenses	(30,788)	(23,965)
Debt	(2,937)	(3,679)
Other	(333)	(2,468)
Deferred tax liabilities	(131,479)	(152,804)

Deferred tax assets, net	$47,817	$626
(*) During the years ended December 31, 2021, 2020 and 2019, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain, released valuation allowances and recorded a deferred tax asset.

	December 31,
	2021	2020
Deferred tax assets	$55,246	$32,735
Deferred tax liabilities	(7,429)	(32,109)
Deferred tax assets, net	$47,817	$626

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2021	2020	2019
Income before taxes on income, as reported in the consolidated statements of income	$240,619	$237,188	$234,273
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(2.2)%	(3.8)%	(7.7)%
Changes in valuation allowance	1.0%	0.5	0.7%
Earnings taxed under foreign law	0.2%	(0.5)%	17.9%
Tax settlements and other adjustments	(1.8)%	(0.6)%	5.8%
Intangible assets transfer	(1.7)%	0.1%	(14.2)%
Other	(1.3)%	(1.5)%	(4.9)%
Effective tax rate	17.2%	17.2%	20.6%
(*) The effect of the benefit resulting from the "Preferred Enterprise/Preferred Technology Enterprise benefits" status on net earnings per ordinary share is as follows
Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share

	Year Ended December 31,
	2021	2020	2019
Basic	$0.08	$0.15	$0.29
Diluted	$0.08	$0.14	$0.28

Schedule of Income Before Income Taxes on Income	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2021	2020	2019
Domestic	$53,703	$87,008	$169,236
Foreign	186,916	150,180	65,037
	$240,619	$237,188	$234,273

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2021	2020	2019
Current	$80,903	$74,096	$60,586
Deferred	(39,507)	(33,254)	(12,217)

	41,396	40,842	48,369

Domestic	16,171	15,995	8,614
Foreign	25,225	24,847	39,755

	$41,396	$40,842	$48,369
Of which:

	Year Ended December 31,
	2021	2020	2019
Domestic taxes:
Current	$27,400	$22,323	$29,075
Deferred	(11,229)	(6,328)	(20,461)

	16,171	15,995	8,614
Foreign taxes:
Current	53,503	51,773	31,196
Deferred	(28,278)	(26,926)	8,559

	25,225	24,847	39,755

Taxes on income	$41,396	$40,842	$48,369

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2021	2020
Uncertain tax positions, beginning of year	$73,256	$64,884
Increases in tax positions for prior years	3,190	6,456
Increases in tax positions for current year	9,248	6,935
Settlements	—	(378)
Expiry of the statute of limitations	(8,647)	(4,641)

Uncertain tax positions, end of year	$77,047	$73,256